COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments
COMMITMENTS
a)	Consulting Contracts

i.	On June 1, 2018 the Company entered into a consulting agreement for the provision of strategic business advisory services for a period of one year. The Company agreed to issue a convertible promissory note in the amount of US$50,000 and pay the consultant US$10,000 per month.

ii.	On October 22, 2018, the Company entered into a consulting contract with a Director for the provision of strategic business advisory services for a period of four months. The Company agreed to pay the Director $2,500 per month.